Significant accounting policies and critical accounting judgements and estimates (Details Narrative)	12 Months Ended
Dec. 31, 2021
Estimated useful life	Office equipment, vehicles, machinery and equipment, Mina Martha processing plant, and buildings are stated at cost and depreciated straight line over an estimated useful life of 3 to 20 years.